Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expenses and Other Current Assets [Abstract]
Inventory	$ 31	$ 32
Prepaid expenses	391	316
Other current assets	126	338
Prepaid expenses and other current assets	$ 548	$ 686